Lease (Component of Operating Lease Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LEASE [Abstract]
Operating lease expense	$ 2,952	$ 3,985
Short-term lease expense	563	297
Total operating lease expense	$ 3,515	$ 4,282